Consolidated Statements Of Income And Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
OPERATING REVENUES:
Gas utilities	$ 69,483,620	$ 72,426,658
Other	1,315,251	1,397,256
Total operating revenues	70,798,871	73,823,914
COST OF SALES:
Gas utilities	42,815,799	46,690,247
Other	713,506	693,394
Total cost of sales	43,529,305	47,383,641
GROSS MARGIN	27,269,566	26,440,273
OTHER OPERATING EXPENSES:
Operations and maintenance	12,661,981	12,353,479
General taxes	1,290,735	1,286,593
Depreciation and amortization	4,003,804	3,818,020
Total other operating expenses	17,956,520	17,458,092
OPERATING INCOME	9,313,046	8,982,181
OTHER INCOME (EXPENSE), net	20,250	(10,453)
INTEREST EXPENSE	1,832,712	1,835,291
INCOME BEFORE INCOME TAXES	7,500,584	7,136,437
INCOME TAX EXPENSE	2,847,111	2,691,001
NET INCOME	4,653,473	4,445,436
OTHER COMPREHENSIVE LOSS, NET OF TAX	(166,515)	(982,117)
COMPREHENSIVE INCOME	$ 4,486,958	$ 3,463,319
EARNINGS PER COMMON SHARE:
Basic	$ 1.01	$ 0.98
Diluted	$ 1.01	$ 0.98
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	4,592,713	4,514,262
Diluted	4,600,792	4,528,160